Net Income Per Share (Tables)	12 Months Ended
Dec. 31, 2022
Earnings per share [abstract]
Net income (loss) per share

	Years Ended December 31
	2022			2021
	Net income	Weighted average common shares (000's)	Net income per share	Net income	Weighted average common shares (000's)	Net income per share
Net income - basic	$855,605	557,986	$1.53	$1,613,600	563,674	$2.86
Dilutive effect of share awards	—	5,849	—	—	7,936	—
Net income - diluted	$855,605	563,835	$1.52	$1,613,600	571,610	$2.82